UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2007
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 3, 2007



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total :49

Form 13F Information Table Value Total : $154,241

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2455    44000 SH       SOLE                    44000
Activision Inc.                COM              004930202     4637   244800 SH       SOLE                   244800
Advent Software                COM              007974108     9308   266948 SH       SOLE                   266948
Affymetrix                     COM              00826T108     3755   124884 SH       SOLE                   124884
Alexza Pharmaceuticals         COM              015384100      799    62100 SH       SOLE                    62100
Aruba Networks                 COM              043176106      220    15000 SH       SOLE                    15000
Automatic Data Processing, Inc COM              053015103      334     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     5120   441776 SH       SOLE                   441776
BP Amoco PLC                   COM              055622104     1234    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1635       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     2078      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     5697   654048 SH       SOLE                   654048
Cisco Systems                  COM              17275R102      603    23600 SH       SOLE                    23600
Dolby Laboratories Inc         COM              25659T107     6805   197195 SH       SOLE                   197195
EMC Corporation                COM              268648102      942    68048 SH       SOLE                    68048
Ebay                           COM              278642103      331    10000 SH       SOLE                    10000
Echelon Corporation            COM              27874N105     3092   293375 SH       SOLE                   293375
Electronic Arts                COM              285512109     8285   164521 SH       SOLE                   164521
Exelixis Inc                   COM              30161Q104     1567   157640 SH       SOLE                   157640
FormFactor                     COM              346375108     7770   173637 SH       SOLE                   173637
Gameloft                       COM              5984273FR     2157   320602 SH       SOLE                   320602
General Electric               COM              369604103     1981    56016 SH       SOLE                    56016
General Mills                  COM              370334104      776    13336 SH       SOLE                    13336
Glu Mobile, Inc                COM              379890106     1760   176000 SH       SOLE                   176000
Halliburton Co.                COM              406216101      635    20000 SH       SOLE                    20000
IBM                            COM              459200101     2085    22116 SH       SOLE                    22116
InnerWorkings                  COM              45773Y105     3281   278012 SH       SOLE                   278012
Intel Corp.                    COM              458140100      956    50000 SH       SOLE                    50000
Intuit                         COM              461202103     7550   275964 SH       SOLE                   275964
Johnson & Johnson              COM              478160104      972    16128 SH       SOLE                    16128
Linear Technology              COM              535678106     9815   310694 SH       SOLE                   310694
Marvell Technology             COM              G5876H105     2345   139500 SH       SOLE                   139500
Maxim Intgrtd. Prod.           COM              57772K101     6568   223390 SH       SOLE                   223390
Minnesota Mining               COM              604059105      306     4000 SH       SOLE                     4000
Nektar Therapeutics            COM              640268108     3654   279750 SH       SOLE                   279750
PMC-Sierra Inc                 COM              69344F106     2768   394825 SH       SOLE                   394825
Pfizer, Inc.                   COM              717081103     1263    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2610    99272 SH       SOLE                    99272
Royal Dutch Shell PLC          COM              780259206      265     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     4480   104620 SH       SOLE                   104620
Schering-Plough                COM              806605101     1020    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1106    16000 SH       SOLE                    16000
Target CP                      COM              239753106      897    15140 SH       SOLE                    15140
Tele Atlas                     COM              NL0000233      959    42300 SH       SOLE                    42300
Tesco Corporation              COM              88157K101     6599   248550 SH       SOLE                   248550
Vertex Pharm.                  COM              92532F100     1903    67870 SH       SOLE                    67870
Yahoo                          COM              984332106     9599   306781 SH       SOLE                   306781
Zhone Technologies             COM              98950P108      370   298100 SH       SOLE                   298100
eHealth, Inc                   COM              28238P109     8894   377650 SH       SOLE                   377650